REVENUE AND SEGMENT INFORMATION - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregated revenue:
Sales of goods	¥ 268,034,695	¥ 184,073,342	¥ 188,752,179
Transportation services	1,414,732	1,587,246	1,145,304
Total revenue from contracts with customers (net of value-added tax)	269,449,427	185,660,588	189,897,483
Sale of goods	1,151,341	1,565,285
Others	88,090	73,541
Revenue recognised that was included in contract liabilities at the beginning of the reporting period	1,239,431	1,638,826
Amounts expected to be recognised allocated to remaining performance obligations	2,285,617	1,582,199
Within 1 year
Disaggregated revenue:
Amounts expected to be recognised allocated to remaining performance obligations	2,177,072	1,399,340
Later than one year
Disaggregated revenue:
Amounts expected to be recognised allocated to remaining performance obligations	108,545	182,859
Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	268,034,695	184,073,342
Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	¥ 1,414,732	1,587,246
Minimum
Disaggregated revenue:
Period of remaining performance obligation	1 year
Maximum
Disaggregated revenue:
Period of remaining performance obligation	10 years
Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	¥ 256,642,709	177,018,756
Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	12,806,718	8,641,832
Operating segment
Disaggregated revenue:
Sales of goods			188,752,179
Transportation services			1,145,304
Inter-segment revenue	88,288,634
Total revenue from contracts with customers (net of value-added tax)			189,897,483
Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)			188,752,179
Operating segment | Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)			1,145,304
Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)			184,121,468
Operating segment | Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)			5,776,015
Inter-segment elimination
Disaggregated revenue:
Sales of goods	(83,990,987)	(69,122,016)	(68,001,241)
Transportation services	(4,238,206)	(2,181,096)	(1,578,779)
Inter-segment revenue		71,303,112	69,580,020
Total revenue from contracts with customers (net of value-added tax)	(88,229,193)	(71,303,112)	(69,580,020)
Inter-segment elimination | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(83,990,987)	(69,122,016)	(68,001,241)
Inter-segment elimination | Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(4,238,206)	(2,181,096)	(1,578,779)
Inter-segment elimination | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	(88,229,193)	(71,303,112)	(69,580,020)
Alumina | Operating segment
Disaggregated revenue:
Sales of goods	56,315,755	42,292,130	43,722,845
Inter-segment revenue	(37,981,574)	(29,436,854)	(29,605,251)
Total revenue from contracts with customers (net of value-added tax)	56,315,755	42,292,130	43,722,845
Alumina | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	56,315,755	42,292,130	43,722,845
Alumina | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	56,315,755	42,292,130	43,722,845
Primary aluminum | Operating segment
Disaggregated revenue:
Sales of goods	72,586,897	51,729,483	49,043,864
Inter-segment revenue	(8,657,079)	(11,458,500)	(11,694,382)
Total revenue from contracts with customers (net of value-added tax)	72,586,897	51,729,483	49,043,864
Primary aluminum | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	72,586,897	51,729,483	49,043,864
Primary aluminum | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	72,586,897	51,729,483	49,043,864
Energy | Operating segment
Disaggregated revenue:
Sales of goods	7,915,219	7,184,216	7,335,347
Inter-segment revenue	(240,575)	(243,788)	(236,136)
Total revenue from contracts with customers (net of value-added tax)	7,915,219	7,184,216	7,335,347
Energy | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	7,915,219	7,184,216	7,335,347
Energy | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	7,915,219	7,184,216	7,335,347
Trading | Operating segment
Disaggregated revenue:
Sales of goods	214,724,462	151,540,471	156,158,740
Transportation services	5,652,938	3,768,342	2,724,083
Inter-segment revenue	(41,287,709)	(30,058,138)	(27,877,188)
Total revenue from contracts with customers (net of value-added tax)	220,377,400	155,308,813	158,882,823
Trading | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	214,724,462	151,540,471	156,158,740
Trading | Operating segment | Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	5,652,938	3,768,342	2,724,083
Trading | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	207,570,682	146,666,981	153,106,808
Trading | Operating segment | Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	12,806,718	8,641,832	5,776,015
Corporate and other operating segments | Operating segment
Disaggregated revenue:
Sales of goods	483,349	449,058	492,624
Inter-segment revenue	(121,697)	(105,832)	(167,063)
Total revenue from contracts with customers (net of value-added tax)	483,349	449,058	492,624
Corporate and other operating segments | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	483,349	449,058	492,624
Corporate and other operating segments | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers (net of value-added tax)	¥ 483,349	¥ 449,058	¥ 492,624